INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC, excluding Hong Kong S.A.R.	(176,367)	100,919	12,813
Hong Kong S.A.R.	(2,823)	13,021	(161,310)
Cayman	(1,248)	(3,310)	2,148
Others	—	(131)	(62)
Total	(180,438)	110,499	(146,411)

SCHEDULE OF RECONCILIATION OF PRC STATUTORY INCOME TAX RATE

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC Statutory income tax rate	(25.0)%	25.0%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	0.3%	1.0%	9.9%
Preferential tax rate	0.4%	(3.2)%	(5.6)%
Research and development expenses bonus deduction	(12.2)%	(18.9)%	(12.8)%
Non-deductible share-based compensation expenses	—	—	27.3%
Other non-deductible expenses	4.6%	2.8%	0.6%
Non-taxable income	—	(3.5)%	(2.9)%
Change in tax rate (1)	—	95.5%	—
Change in valuation allowance	31.9%	(98.7)%	8.5%
Effective income tax rate	0.0%	0.0%	0.0%

(1)	In October 2023, WFOE obtained the HNTE certificate with a valid period from 2023 to 2025 with a preferential tax rate of 15%, as long as it maintains the HNTE qualification and duly conducts relevant CIT filing procedures with the relevant tax authority. Consequently, WFOE applied the 15% rate for computation of current and deferred taxes for the year ended December 31, 2024. Prior to obtaining the HNTE certificate, the WFOE was subject to the statutory income tax rate of 25% for the years ended December 31, 2022.

SCHEDULE OF DEFERRED INCOME TAX ASSETS

	As of December 31,
	2023	2024
	RMB	RMB
Deferred income tax assets:
Net operating loss carrying forwards	233,813	175,360
Deductible advertising expenses	40,643	34,558
Changes in fair value of long-term investments	—	31,102
Operating lease liabilities	8,717	6,405
Others	189	189
Total deferred tax assets	283,362	247,614
Less: valuation allowance	(274,645)	(241,209)
Total deferred tax assets, net	8,717	6,405
Deferred income tax liabilities:
Right-of-use assets	8,717	6,405
Total deferred tax liabilities	8,717	6,405
Net deferred income tax assets	—	—

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	334,749	389,584	274,645
Additions (Reversals)	57,503	(3,541)	12,519
Change in tax rate	—	(105,479)	—
Decrease relating to expiration of loss carry forwards	(2,936)	(5,979)	(46,245)
Foreign currency translation effect	268	60	290
Balance at the end of the year	389,584	274,645	241,209